CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net sales	¥ 253,926	$ 36,573	¥ 248,862	¥ 284,464
Cost of sales	236,190	34,018	248,866	301,617
Gross loss	17,736	2,555	(4)	(17,153)
Operating expenses:
Selling expenses	13,764	1,982	14,404	15,202
Administrative expenses	46,211	6,656	39,559	28,337
Loss on impairment of assets	0		7,219
Total operating expenses	59,975	8,638	61,182	43,539
Operating loss	(42,239)	(6,083)	(61,186)	(60,692)
Other income (expense):
- Interest income	735	106	1,236	1,297
- Interest expense	(7,865)	(1,133)	(8,333)	(12,486)
- Others income (expense), net	203	29	6,215	(203)
Total other income (expense)	(6,927)	(998)	(882)	(11,392)
Loss before provision for income taxes	(49,166)	(7,081)	(62,068)	(72,084)
Income tax (expense) benefit	(5,317)	(766)	(7,000)	740
Net loss	(54,483)	(7,847)	(69,068)	(71,344)
Net income (loss) attributable to noncontrolling interests			(3)	(17)
Net loss attributable to the Company	(54,483)	(7,847)	(69,065)	(71,327)
Other comprehensive income (loss):
- Foreign currency translation adjustments attributable to noncontrolling interest			(37)	(18)
- Foreign currency translation adjustments attributable to the Company	(4)	(1)	(150)	(67)
Comprehensive income (loss) attributable to non-controlling interest	0	0	(40)	(35)
Comprehensive loss attribute to the Company	¥ (54,487)	$ (7,848)	¥ (69,215)	¥ (71,394)
Net loss per share, Basic and diluted (dollars in per share) | (per share)	¥ (16.68)	$ (2.40)	¥ (21.15)	¥ (21.84)
Weighted average number ordinary shares, Basic and diluted (in shares)	3,265,837	3,265,837	3,265,837	3,265,837